OTHER NON-CURRENT ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Building	Dec. 31, 2016 USD ($)
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 169	$ 338
Arrangement fees Backstop facility and New buildings	15,484	0
Long term Deposit (Restricted Cash)	0	10,149
Other	316	0
Total	$ 15,969	$ 10,487
Number of new buildings | Building	3